Description of Business	12 Months Ended
Dec. 31, 2025
Description of Business [Abstract]
DESCRIPTION OF BUSINESS

NOTE 1 — DESCRIPTION OF BUSINESS

Organization

Webull Corporation (“Webull Corp” and, together with its subsidiaries, “Webull”, the “Company”, “we”, or “us”) was incorporated in the Cayman Islands with limited liability in September 2019, and its corporate headquarters is located in St. Petersburg, Florida.

Business Overview

We operate a digital investment platform built upon a next-generation, global infrastructure. Our investment platform provides customers with extensive features and functions that go beyond what is offered by most retail investment platforms in the market today. Our platform allows retail investors worldwide to trade securities through our licensed broker dealer subsidiaries located in various parts of the world, including the United States (“US”), Canada, the United Kingdom (“UK”), Australia, Hong Kong, Indonesia, Singapore, Malaysia, Thailand, Japan, South Africa, and the Netherlands.

In the US, which is our principal market, Webull Financial LLC, our US broker dealer subsidiary, utilizes a clearing organization to handle the clearing of the security transactions of our account holders. Most of our customer accounts were cleared on a fully disclosed basis during 2023. During 2024, we migrated most of our US client accounts to an omnibus basis with our clearing organization. For the years 2024 and 2025, most of our US client accounts were cleared on an omnibus basis with our clearing organization.

On September 26, 2025, we acquired Webull Pay Inc. (“Webull Pay”). Webull Pay provides a digital-first mobile crypto trading platform allowing its platform users to trade cryptocurrencies in the US. We previously had owned Webull Pay until July 14, 2023, the date when we spun off the crypto business. See Note 5 – Discontinued Operations for further details. This acquisition allows us to immediately reintroduce cryptocurrency trading to our US customers.

We generally refer to our platform users throughout our consolidated financial statements as customers. However, most of our platform users do not meet the definition of a customer under ASC 606, Revenues from Contracts with Customers. As particularly discussed in Note 2 – Summary of Significant Accounting Principles – Revenue Recognition, our customers from which we earn and receive revenue are the following: (i) market makers in which we route platform users’ trading orders, (ii) platform users who pay us subscription fees, index option fees, large order option fees, future and event contract commissions or fixed income execution fees, and (iii) our international platform users who pay trading commissions.

Changes in Capital Structure

Change to Authorized Share Capital

On April 10, 2025, the Company increased its authorized share capital to 4,000,000,000 Class A Ordinary Shares and 1,000,000,000 Class B Ordinary Shares by means of a fifth amendment to our memorandum of association.

Stock Split

On April 10, 2025, immediately after the conversion of the Company’s preferred shares and prior to the effectuation of the mergers as discussed in Note 4 – Recapitalization Transaction, Webull increased its outstanding Class A Ordinary Shares by a factor of 3.3593 per outstanding share.

Closing of Business Combination

On April 10, 2025, the Company closed on a business combination transaction with SK Growth Opportunities Corporation, as particularly described in Note 4 – Recapitalization Transaction – Business Combination Agreement. In connection with the closing of the business combination, the Company (i) received net trust proceeds of $366,702, (ii) issued an aggregate of 5,852,239 Class A Ordinary Shares to SKGR shareholders and affiliates, (iii) issued an aggregate of 312,065,312 Class A Ordinary Shares to former Webull preferred shareholders, (iv) issued an aggregate of 56,321,319 Class A Ordinary Shares to Webull shareholders, (v) issued 82,988,016 Class B Ordinary Shares to its founder, (vi) issued an aggregate of 20,913,089 incentive warrants to SKGR shareholders and certain Webull shareholders, and (vii) assumed an aggregate of 17,271,990 SKGR issued and outstanding warrants.

We have retroactively reflected certain changes made to our capital structure on April 10, 2025 in our consolidated financial statements as of the earliest period presented. The capital structure changes consist of (i) a stock split and (ii) an increase to the authorized number of Class A Ordinary Shares and Class B Ordinary Shares. The changes made (i) increased the amount of issued, authorized and outstanding Class A Ordinary and Class B Ordinary Shares on our Consolidated Statements of Financial Position and disclosed in Note 18 – Ordinary Shares, (ii) increased the number of weighted-average shares outstanding used in the computation of loss per share on our Consolidated Statements of Operations and Comprehensive (Loss) Income, (iii) increased the number of share-based awards and decreased the exercise prices of our Option Awards as disclosed in Note 21 – Share-Based Compensation, (iv) increased the conversion ratio for our preferred shares as disclosed in Note – 17 Convertible Redeemable Preferred Shares, and (v) increased the number of potential ordinary shares outstanding as disclosed in Note 22 – Net Loss Per Share.